OPERATING LEASES (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 145,524
2020	222,189
2021	214,075
2022	214,075
2023 and thereafter	269,310
Total	$ 1,065,173